Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Derivative Instruments

Note 10 — Derivative Instruments

Public and Private Placement Warrants

As of March 31, 2023, the Company had 18,633,301 Public Warrants and 199,997 Private Placement Warrants outstanding, with fair values of $0.7 million and $7,000, respectively.

The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire on August 20, 2026 or earlier upon redemption or liquidation. The Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the units and only whole Public Warrants will trade. The Public Warrants became exercisable; provided that the Company has an effective registration statement under the Securities Act covering the issuance of the Common Stock issuable upon exercise of the Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their Warrants on a cashless basis under the circumstances specified in the warrant agreement). A registration statement was filed with the SEC covering the issuance of the Common Stock issuable upon exercise of the Warrants, and the Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement and a current prospectus relating to those shares of Common Stock until the Public Warrants expire or are redeemed. If the shares of Common Stock are at the time of any exercise of a Public Warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, requires holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the Common Stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable or salable until September 19, 2021, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial shareholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Redemption of Warrants for cash when the price per Common Stock equals or exceeds $18.00:

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described above with respect to the Private Placement Warrants):

●	in whole and not in part;

●	at a price of $0.01 per Warrant;

●	upon not less than 30 days’ prior written notice of redemption to each Warrant holder; and

●	if, and only if, the last reported sale price of Common Stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).

The Company will not redeem the Warrants as described above unless a registration statement under the Securities Act covering the issuance of the Common Stock issuable upon exercise of the Warrants is then effective and a current prospectus relating to those Common Stock is available throughout the 30-day redemption period. If and when the Warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Redemption of Warrants for Common Stock when the price per share equals or exceeds $10.00:

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (including both Public Warrants and Private Placement Warrants):

●	in whole and not in part;

●	at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Common Stock;

●	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like); and

●	if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of Common Stock shall mean the average reported last sale price of Common Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Warrants.

In no event will the Company be required to net cash settle any Warrant. The Warrants may also expire worthless.

Embedded Derivative Liabilities on Convertible Debentures

The Convertible Debentures are principally debt financial instrument hosts containing various embedded features and options. Upon analysis of these features and options, the Company identified one option present within both Convertible Debentures which required bifurcation from the host debt contract upon issuance of each debenture and subsequent periodic valuation under ASC 815. The Company estimates the fair value of the embedded features using a Monte Carlo simulation (see ). The carrying value of the embedded derivatives on the Convertible Debentures were recorded as derivative liabilities on the consolidated balance sheets and changes in fair value are reflected within the consolidated statements of operations and comprehensive loss.

Note 12 – Derivative Instruments

Public and Private Placement Warrants

As of December 31, 2022, the Company had 18,633,601 Public Warrants and 199,997 Private Placement Warrants outstanding, with fair values of $0.7 million and $7,023, respectively.

The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire on August 20, 2026 or earlier upon redemption or liquidation. The Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the units and only whole Public Warrants will trade. The Public Warrants became exercisable; provided that the Company has an effective registration statement under the Securities Act covering the issuance of the Common Stock issuable upon exercise of the Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their Warrants on a cashless basis under the circumstances specified in the warrant agreement). A registration statement was filed with the SEC covering the issuance of the Common Stock issuable upon exercise of the Warrants, and the Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement and a current prospectus relating to those shares of Common Stock until the Public Warrants expire or are redeemed. If the shares of Common Stock are at the time of any exercise of a Public Warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, requires holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the Common Stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable or salable until September 19, 2021, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial stockholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Redemption of Warrants for cash when the price per Common Stock equals or exceeds $18.00:

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described above with respect to the Private Placement Warrants):

●	in whole and not in part;

●	at a price of $0.01 per Warrant;

●	upon not less than 30 days’ prior written notice of redemption to each Warrant holder; and

●	if, and only if, the last reported sale price of Common Stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).

The Company will not redeem the Warrants as described above unless a registration statement under the Securities Act covering the issuance of the Common Stock issuable upon exercise of the Warrants is then effective and a current prospectus relating to those Common Stock is available throughout the 30-day redemption period. If and when the Warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Redemption of Warrants for Common Stock when the price per share equals or exceeds $10.00:

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (including both Public Warrants and Private Placement Warrants):

●	in whole and not in part;

●	at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Common Stock;

●	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like); and

●	if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of Common Stock shall mean the average reported last sale price of Common Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Warrants.

In no event will the Company be required to net cash settle any Warrant. The Warrants may also expire worthless.

Warrant Liability on Legacy Xos Preferred Stock

In connection with the Series A Financing (see Note 11 – Equity), the Company issued one warrant to a holder of Legacy Xos Preferred Stock (the “Legacy Xos Preferred Stock Warrant”), which permitted a purchase of up to 319,411 shares of Class A Legacy Xos Preferred Stock at an exercise price of $8.50. The Legacy Xos Preferred Stock Warrant was exercisable for 5 years from issuance date and expires on 2025 or earlier upon the consummation of a liquidation event or a SPAC transaction. The Company has classified this Level 3 derivative instrument as a liability, with fair value changes flowing through the consolidated statements of operations.

During the year ended December 31, 2021, the Legacy Xos Preferred Stock Warrant was exercised, resulting in a proceeds of $2.7 million.

Embedded Derivative Liabilities on Convertible Debentures

The Convertible Debentures are principally debt financial instrument hosts containing various embedded features and options. Upon analysis of these features and options, the Company identified one option present within both Convertible Debentures which required bifurcation from the host debt contract upon issuance of each debenture and subsequent periodic valuation under ASC 815. The Company estimates the fair value of the embedded features using a Monte Carlo simulation (see Note 18 – Fair Value Measurements). The carrying value of the embedded derivatives on the Convertible Debentures were recorded as derivative liabilities on the consolidated balance sheet and changes in fair value are reflected within the consolidated statements of operations and comprehensive income (loss).

Embedded Derivative Liability on Legacy Xos Convertible Notes

The convertible notes were principally a debt financial instrument host containing embedded features and for options which would otherwise be required to be bifurcated from the debt hosts and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815. The Company determined that, with the 2020 Series A Financing (see Note 11 – Equity), the likelihood of the notes converting had risen to a near certainty as of December 31, 2020. Accordingly, the related derivative liability for these notes were revalued assuming a probability of 100% for conversion according to the notes’ terms.

The fair value of the derivative liability was estimated using a probability weighted assessment of the settlement value. The significant unobservable inputs to the fair value calculation are the estimated probability that settlement will occur as well as the timing of such settlement. These are subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, these techniques are highly volatile and sensitive to changes in inputs. Because derivative financial instruments are initially and subsequently carried at fair values, the Company’s income will reflect the volatility in these estimates and assumption changes. The Company has determined that as a result of the conversion, the probability of settlement occurring increased to 100% and adjusted the fair value of derivative liability accordingly.

The carrying value of the embedded derivative on the convertible notes was recorded as a derivative liability on the consolidated balance sheet. As of December 31, 2021, there was no associated balance in the derivative liability due to conversion in conjunction with the Series A Financing during the 1st quarter of 2021. See Note 9 – SAFEs for further details.